SCHEDULE OF UNVESTED RESTRICTED STOCK UNITS (Details) - Restricted Stock Units (RSUs) [Member]	6 Months Ended
Jun. 30, 2021 shares [1]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares Outstanding Beginning
Number of Shares Granted	293,479
Number of Shares Forfeited
Number of Shares Vested
Number of Shares Outstanding Ending	293,479

[1]	As of December 31, 2020 all of the convertible notes had variable conversion prices and the shares issuable were estimated based on the market conditions. Pursuant to the note agreements, there were 13,073,094 (52,292,375,355 pre-reverse stock split) shares of common stock reserved for future note conversions as of December 31, 2020.